FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS [Abstract]
Fair Values of Assets and Liabilities
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2019
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Cash equivalents	55,723	–	–	55,723
Money market funds	537,615	–	–	537,615
Held to maturity investments	30,540	–	–	30,540
Available-for-sale investments	–	–	128,418	128,418
2017 Convertible Notes	–	–	(29,481)	(29,481)
Share appreciation rights	(1,500)	–	–	(1,500)
	622,378	–	98,937	721,315

	Fair value measurement at December 31, 2020
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Cash equivalents	74,272	–	–	74,272
Held to maturity investments	100,071	–	286	100,357
Available-for-sale investments	5,688	–	21,357	27,045
Equity securities	76,000	–	–	76,000
Other assets	–	–	19,024	19,024
Share appreciation rights	(11,640)	–	–	(11,640)
	244,391	–	40,667	285,058

Level 3 Instruments Measured at Fair Value on a Recurring Basis

Level 3 instruments measured at fair value on a recurring basis $
Assets:
Available-for-sale investments

Current:
Balance at January 1, 2018 and January 1, 2019	–
Investment during the year	72,000
Balance at December 31, 2019	72,000
Conversion into ordinary shares of investee	(72,000)
Addition	20,429
Fair value gain included in other comprehensive income	910
Balance at December 31, 2020	21,339

Non-current:
Balance at January 1, 2018	19,249
Investment during 2018	33,000
Impairment loss	(144)
Fair value gain included in other comprehensive income	18,269
Balance at December 31, 2018	70,374
Impairment loss	(1,087)
Fair value loss included in other comprehensive income	(12,869)
Balance at December 31, 2019	56,418
Impairment loss	(51,000)
Fair value loss included in other comprehensive income	(5,400)
Balance at December 31, 2020	18

Other assets
Balance at January 1, 2018, January 1, 2019 and January 1, 2020	–
Acquisition of subsidiaries	8,860
Additions	13,340
Disposals	(363)
Write-down	(3,713)
Exchange differences	900
Balance at December 31, 2020	19,024

Liabilities:	Level 3 instruments measured at fair value on a recurring basis $
2017 Convertible Notes
Balance at January 1, 2018	(726,950)
Fair value gain	41,259
Conversion into Class A ordinary shares	48,975
Balance at December 31, 2018	(636,716)
Fair value loss	(472,877)
Conversion into Class A ordinary shares	1,080,112
Balance at December 31, 2019	(29,481)
Fair value loss	(87)
Conversion into Class A ordinary shares	29,568
Balance at December 31, 2020	–